Recently Issued Accounting Standards Recently Issued Accounting Standards (Details) - Accounting Standards Update 2016-02 $ in Millions	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, liability	$ 15.8
Operating lease, liability, current	5.5
Operating lease, liability, noncurrent	$ 10.3